Taxes (Details 2)	12 Months Ended
	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)
Profit from continuing operations at tax rate applicable in the respective countries	$ 1,003,000,000		$ (28,198,000,000)	$ 7,420,000,000
Permanent differences:
Share of profit of associates and joint ventures	305,000,000		(334,000,000)	(4,646,000,000)
Unrecognized tax loss carryforwards	(543,000,000)		10,022,000,000	(8,347,000,000)
Inflation adjustment permanent difference	27,740,000,000		33,710,000,000	12,448,000,000
Difference between provision and tax return		$ 10,955	(179)	962
Tax rate differential	0		0	(53,684,000,000)
Non-taxable profit, non-deductible expenses and others	373,000,000		(527,000,000)	(1,244,000,000)
Fiscal transparency	0		0	(593,000,000)
Tax inflation adjustment	24,684,000,000		(20,465,000,000)	(28,933,000,000)
Income tax from continuing operations	$ 64,517,000,000		$ (5,971,000,000)	$ (76,617,000,000)